Loans and Accounts Receivable at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Accounts Receivable at Amortized Cost (Details) [Line Items]
Overlays related to macroeconomically scenarios	$ 59,000
Loans to customers	87,418
Commercial loan guarantee obligations	59,000
Total over due portfolio		$ 2,066
Finance Lease For Real Estate [Member]
Loans and Accounts Receivable at Amortized Cost (Details) [Line Items]
Loans to customers	$ 43,000
Finance Lease For Other Assets [Member]
Loans and Accounts Receivable at Amortized Cost (Details) [Line Items]
Loans to customers		$ 59,000